November 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares MSCI EAFE Minimum Volatility Index Fund, a series of iShares Trust

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information the 497 filing, dated November 10, 2011, to the Prospectus and Statement of Additional Information, each dated October 7, 2011 for the iShares MSCI EAFE Minimum Volatility Index Fund. The purpose of the filing is to submit the 497(c) filing dated November 10, 2011 in XBRL for the Fund.

Any questions or comments on the filing should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures